Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Entity Registrant Name	TransAlta Corporation
Entity Central Index Key	0001144800
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Shares Outstanding	270,244,741
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A0
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Entity Address, Address Line One	110-12th Avenue S.W., Box 1900, Station “M”
Entity Address, City or Town	Calgary
Entity File Number	001-15214
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2M1
City Area Code	403
Local Phone Number	267-7110
Document Annual Report	true
Document Registration Statement	false
Entity Addresses [Line Items]
Entity Address, Address Line One	110-12th Avenue S.W., Box 1900, Station “M”
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2M1
City Area Code	403
Local Phone Number	267-7110
Business Contact
Document And Entity Information [Abstract]
Contact Personnel Name	TransAlta Centralia Generation LLC
Entity Address, Address Line One	913 Big Hanaford Road
Entity Address, City or Town	Centralia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98531
City Area Code	360
Local Phone Number	736-9901
Entity Addresses [Line Items]
Contact Personnel Name	TransAlta Centralia Generation LLC
Entity Address, Address Line One	913 Big Hanaford Road
Entity Address, City or Town	Centralia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98531
City Area Code	360
Local Phone Number	736-9901